UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 34.3%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.7%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	$1,010,000	$1,098,677
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	800,000	858,915
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	389,776
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	525,829
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	875,052
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,225,373
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	678,607	(a)

Total Automobiles				5,652,229

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	799,388
McDonald’s Corp., Senior Notes	3.500%	3/1/27	600,000	592,074

Total Hotels, Restaurants & Leisure				1,391,462

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	100,000	99,061
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	299,000
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	247,653

Total Household Durables				645,714

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,008,917	(a)

Media - 0.7%
21st Century Fox America Inc., Senior Notes	3.000%	9/15/22	170,000	168,580
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,300,000	3,397,490
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	160,000	153,873
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	785,850
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	276,951
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	149,030	(a)

Total Media				4,931,774

TOTAL CONSUMER DISCRETIONARY				14,630,096

CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	297,390
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	808,669
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	960,000	951,842
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	160,000	171,289
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,297,783
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	796,303
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	541,995	(a)

Total Beverages				4,865,271

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	289,264
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,014,960
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	858,898

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - (continued)
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	$670,000	$635,462

Total Food & Staples Retailing				2,798,584

Food Products - 0.8%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,776,668	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	533,122	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	158,727
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,470,000	1,455,675
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,138,333	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	479,808	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	562,264	(a)

Total Food Products				6,104,597

Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	720,209
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	49,183
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,701,622	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,432,777	(a)
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	805,707
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,302,972
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,046,450
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	115,395

Total Tobacco				7,174,315

TOTAL CONSUMER STAPLES				20,942,767

ENERGY - 4.9%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Bonds	3.800%	11/15/25	740,000	741,642
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,600,000	1,592,000	(a)

Total Energy Equipment & Services				2,333,642

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,220,000	1,273,677
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	910,000	993,602
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	610,430
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	579,731
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,990,000	1,927,797
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,199
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	507,538
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	970,000	966,498
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,181,116
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	780,000	766,735
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	829,049
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	439,292
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,280,000	1,268,199
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	545,992
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,018,156
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	272,565
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,582,740
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	395,483
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	310,577
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,633,802

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	$660,000	$667,576	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	610,000	708,477
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	70,152
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	323,708
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	898,176
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	478,270
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	330,400
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	409,710
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	491,150
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	390,000	369,525
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,260,000	1,234,800	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	508,750
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	736,364
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	987,690
PT Pertamina Persero, Senior Notes	6.000%	5/3/42	580,000	627,172	(a)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	811,312	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	485,786
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,005,778
Shell International Finance BV, Senior Notes	3.250%	5/11/25	1,550,000	1,532,196
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	383,584
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	9,905
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,670,970	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,219,381
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	225,000

Total Oil, Gas & Consumable Fuels				34,299,010

TOTAL ENERGY				36,632,652

FINANCIALS - 13.8%
Banks - 9.5%
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	975,171
Bank of America Corp., Senior Notes	2.600%	1/15/19	80,000	80,038
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	598,643
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	963,598
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	558,338	(a)(b)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,601,453
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	453,471
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,111,627	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,507,640	(a)(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	630,516
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	724,671
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	321,669
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,119,080
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,370,843	(a)
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	691,854

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BPCE SA, Senior Notes	3.000%	5/22/22	$2,570,000	$2,521,227	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,764,437
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	51,696
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	89,465
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	686,590
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	953,050
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	182,299
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,550,000	4,648,794
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	278,552
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	128,525
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	729,006	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	1,720,000	1,797,541
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,230,000	1,251,505
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,460,123
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	724,438	(a)(b)(c)
Export-Import Bank of India, Senior Bonds	3.375%	8/5/26	660,000	625,037	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,198,443
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,626,320
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	703,212	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	436,006
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	618,294
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	979,457	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,110,000	1,209,729	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	389,244	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	382,430	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	2,680,000	2,562,675	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,580,000	1,578,665	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	991,218	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	134,476
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,047,942
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,801,632
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,527,896
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	927,898
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,240,000	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	648,664	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,400,000	1,496,794
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	585,760
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,195,399	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,064,592	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	294,902	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/2/18	2,218,000	2,220,773	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	117,082	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	679,690

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	$1,690,000	$1,679,817
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	401,023
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,324,851
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	95,267

Total Banks				70,761,048

Capital Markets - 2.3%
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,040,000	2,035,801
Daiwa Securities Group Inc., Senior notes	3.129%	4/19/22	220,000	217,608	(a)
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 3/01/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/2/18	91,000	79,853	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	138,222
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,626,615
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,237,012
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,105,141
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,508,895
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	282,234
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,301,870
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/22/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	940,000	918,920	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,300,483
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	64,870
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/2/18	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.589%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,494,645
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	635,206
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	380,372

Total Capital Markets				17,327,747

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,458,264
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	537,950
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	430,369

Total Consumer Finance				2,426,583

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	1,540,000	1,573,220
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	209,424
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	650,925	(a)(b)
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,310,248	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,432,809

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	$2,300,000	$2,212,816
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,148,017
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	537,429	(a)

Total Diversified Financial Services				11,074,888

Insurance - 0.1%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	168,131
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	98,894
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	501,150	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	32,000	42,930	(a)

Total Insurance				811,105

Thrifts & Mortgage Finance - 0.1%
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	386,136	(a)

TOTAL FINANCIALS				102,787,507

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	215,329
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	505,173
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	121,026
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	412,562
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	639,171
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	640,000	637,490
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	90,000	91,418
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	534,053
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	671,549

Total Biotechnology				3,827,771

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	400,000	398,049
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	997,470
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	870,000	839,591
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	84,000	82,846
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	291,711
Medtronic Global Holdings S.C.A., Senior Notes	1.700%	3/28/19	580,000	575,203
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	210,706
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	399,888

Total Health Care Equipment & Supplies				3,795,464

Health Care Providers & Services - 0.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,027,132
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,194
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	327,784
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	464,962
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	109,149
Humana Inc., Senior Notes	2.900%	12/15/22	1,300,000	1,272,782
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,218,902
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	780,000	770,558
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	390,231

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$190,000	$192,757

Total Health Care Providers & Services				5,845,451

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	519,243

Pharmaceuticals - 0.6%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	600,000	599,218
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,334,096
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	662,485
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,308,230
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	125,639
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	209,437
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	60,000	52,573

Total Pharmaceuticals				4,291,678

TOTAL HEALTH CARE				18,279,607

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	807,204
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	192,646
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	450,773
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	561,563
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,297,745
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	176,602

Total Aerospace & Defense				3,486,533

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	410,000	397,856

Airlines - 0.0%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	39,969	41,518
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	279,778	312,904

Total Airlines				354,422

Commercial Services & Supplies - 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	460,000	456,018
Cintas Corp., Senior Notes	3.700%	4/1/27	1,040,000	1,041,513
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	733,267
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	454,084

Total Commercial Services & Supplies				2,684,882

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,586,256

Industrial Conglomerates - 0.7%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	231,758
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,392,687
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,071,545
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	208,500
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,250,235

Total Industrial Conglomerates				5,154,725

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	359,329

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.0%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	$290,000	$318,933	(a)

TOTAL INDUSTRIALS				15,342,936

INFORMATION TECHNOLOGY - 2.2%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	453,408	(a)

IT Services - 0.4%
MasterCard Inc., Senior Notes	3.375%	4/1/24	700,000	702,431
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	829,466
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,371,296
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	340,519

Total IT Services				3,243,712

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	590,000	555,350
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	142,949
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	1,150,000	1,127,703

Total Semiconductors & Semiconductor Equipment				1,826,002

Software - 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	3,310,000	3,077,486
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,266,645
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	19,429

Total Software				4,363,560

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc., Senior Notes	2.000%	11/13/20	370,000	364,066
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,723,009
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,085,008
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	1,580,000	1,590,504	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	1,992,427	(a)

Total Technology Hardware, Storage & Peripherals				6,755,014

TOTAL INFORMATION TECHNOLOGY				16,641,696

MATERIALS - 2.0%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,075,966	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	542,172	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	375,024

Total Chemicals				1,993,162

Metals & Mining - 1.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	966,594	(a)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	39,809
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,670,000	1,899,625	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,268,879	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	730,000
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,869,826	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	680,000	664,509	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	$1,040,000	$1,041,199
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,220,054
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,830,000	3,417,225

Total Metals & Mining				13,117,720

TOTAL MATERIALS				15,110,882

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	1,260,000	1,258,015	(a)

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc., Senior Notes	2.850%	2/14/23	990,000	986,254
AT&T Inc., Senior Notes	3.400%	5/15/25	1,070,000	1,029,116
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	460,000	454,481	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	114,685
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	360,000	390,442
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	735,663
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	243,691
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	410,000	417,269

Total Diversified Telecommunication Services				4,371,601

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,133,191

TOTAL TELECOMMUNICATION SERVICES				5,504,792

UTILITIES - 1.1%
Electric Utilities - 1.1%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	700,350	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,587,812
Duke Energy Corp., Senior Notes	3.150%	8/15/27	510,000	483,745
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,731,763
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,112,594
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	991,146
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	500,000	541,600	(i)
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	709,252	(a)

TOTAL UTILITIES				7,858,262

TOTAL CORPORATE BONDS & NOTES (Cost - $262,324,794)				254,989,212

ASSET-BACKED SECURITIES - 9.7%
Access Group Inc., 2005-A A3 (3 mo. USD LIBOR + 0.400%)	2.145%	7/25/34	1,540,992	1,531,110	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.967%	5/1/27	690,000	690,954	(a)(b)
American Money Management Corp., 2013-12A AR (3 mo. USD LIBOR + 1.200%)	2.610%	11/10/30	500,000	503,739	(a)(b)
Apex Credit CLO LLC, 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	2.510%	7/27/28	650,000	650,443	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.863%	10/20/27	1,500,000	1,505,755	(a)(b)
Apollo Credit Funding Ltd., 2004-A A1 (3 mo. USD LIBOR + 1.470%)	2.829%	4/15/27	750,000	750,899	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ares CLO Ltd., 2014-32A A2R (3 mo. USD LIBOR + 1.650%)	3.066%	11/15/25	$500,000	$500,814	(a)(b)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.845%	12/5/25	1,000,000	1,007,830	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.711%	7/17/26	1,250,000	1,251,025	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	1,180,000	1,158,903	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	3.525%	3/25/44	655,009	645,455	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	2.856%	11/20/28	1,250,000	1,258,834	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1 (3 mo. USD LIBOR + 1.470%)	2.829%	10/15/25	247,386	247,605	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR (3 mo. USD LIBOR + 1.250%)	2.666%	5/15/25	1,250,000	1,251,782	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.965%	7/20/31	1,250,000	1,260,649	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.063%	4/20/29	1,250,000	1,259,871	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	3.067%	1/30/25	226,080	226,355	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	3.111%	10/17/26	500,000	500,331	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.259%	12/25/35	1,470,000	1,486,292	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.710%	11/15/36	917,475	785,434	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.700%	1/15/37	1,329,157	1,265,492	(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.116%	1/20/31	750,000	751,217	(a)(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.137%	10/27/31	879,928	900,932	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	853,068	850,154	(a)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	2.700%	3/25/33	807,166	793,965	(b)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	225,000	214,622	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.746%	3/13/32	350,000	334,660	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	55,810	55,908	(a)
GSAA Home Equity Trust, 2005-8 A4 (1 mo. USD LIBOR + 0.270%)	1.831%	6/25/35	220,621	222,000	(b)
GT Loan Financing Ltd., 2013-1A A (3 mo. USD LIBOR + 1.270%)	3.030%	10/28/24	247,411	247,622	(a)(b)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	4,580,000	4,563,475	(a)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	3,760,000	3,701,333	(a)
Hertz Vehicle Financing LLC, 2018-1A B	3.600%	2/25/24	720,000	711,557	(a)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.899%	4/15/27	750,000	751,893	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.145%	10/20/29	750,000	763,072	(a)(b)
Magnetite CLO Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	2.816%	11/15/28	740,000	743,763	(a)(b)
Magnetite CLO Ltd., 2016-18A C (3 mo. USD LIBOR + 2.350%)	3.766%	11/15/28	500,000	502,635	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1 (1 mo. USD LIBOR + 1.350%)	2.679%	2/25/33	783,832	781,275	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.378%	7/26/66	$1,580,000	$1,627,434	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.904%	12/7/20	713,976	715,746	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.826%	8/15/29	500,000	507,760	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4 (1 mo. USD LIBOR + 1.155%)	2.484%	2/25/35	1,155,380	1,156,525	(b)
Option One Mortgage Loan Trust, 2005-2 M1 (1 mo. USD LIBOR + 0.660%)	1.989%	5/25/35	1,354,562	1,361,374	(b)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	3.217%	4/30/27	1,250,000	1,252,377	(a)(b)
Prosper Marketplace Issuance Trust, 2017-3A A	2.360%	11/15/23	1,351,608	1,348,876	(a)
SLM Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	2.139%	12/16/30	1,101,996	1,099,836	(b)
SLM Student Loan Trust, 2003-04 A5A (3 mo. USD LIBOR + 0.750%)	2.339%	3/15/33	684,830	682,036	(a)(b)
SLM Student Loan Trust, 2003-04 A5E (3 mo. USD LIBOR + 0.750%)	2.339%	3/15/33	1,393,549	1,389,494	(a)(b)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	1.915%	1/25/40	1,370,000	1,336,517	(b)
SLM Student Loan Trust, 2006-1 A5 (3 mo. USD LIBOR + 0.110%)	1.855%	7/26/21	1,263,222	1,248,304	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	4,300,000	4,179,324	(b)
SLM Student Loan Trust, 2006-BW A5 (3 mo. USD LIBOR + 0.200%)	1.789%	12/15/39	3,662,049	3,596,421	(b)
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	560,000	547,600
Small Business Administration Participation Certificates, 2017-20D 1	2.840%	4/1/37	362,755	359,372
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,860,000	1,819,758	(a)
Symphony CLO Ltd., 2016-17A A1 (3 mo. USD LIBOR + 1.500%)	2.859%	4/15/28	500,000	500,618	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	2.903%	7/17/28	1,000,000	1,009,655	(a)(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.159%	10/13/29	750,000	754,427	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	2,333,219	2,334,030	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,663,820	1,657,511	(a)(b)
Venture CDO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.165%	10/20/28	500,000	502,467	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	1,870,000	1,878,714	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	2.404%	1/18/29	500,000	501,758	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.432%	6/7/30	750,000	757,193	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,250,000	1,237,165	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	2.889%	10/15/28	500,000	501,736	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $71,622,882)				72,493,683

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 10.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	2.440%	9/15/34	$2,320,000	$2,332,389	(a)(b)
ARM Trust, 2004-5 4A1 (12 mo. USD LIBOR + 2.000%)	3.485%	4/25/35	706,802	697,419	(b)
Bank, 2017-BNK7 A5	3.435%	9/15/60	640,000	636,883
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.702%	5/28/36	1,538,923	1,523,845	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,130,456	(a)(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	2.300%	10/15/32	2,930,000	2,943,780	(a)(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	530,000	531,325	(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	647,900
Citigroup Commercial Mortgage Trust, 2015-GC33 A4	3.778%	9/10/58	520,000	532,204
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	83,056
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	72,445	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.079%	10/10/46	40,000	39,969	(b)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	581,402	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	0.915%	11/10/46	2,584,897	81,881	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.381%	7/15/47	5,978,929	272,590	(b)
Commercial Mortgage Trust, 2014-CR19 C	4.716%	8/10/47	560,000	561,158	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.360%	3/10/47	3,993,568	204,235	(b)
Credit Suisse Mortgage Trust, 2017-LSTK A	2.761%	4/5/33	580,000	574,610	(a)
Credit Suisse Mortgage Trust, 2017-RPL3 A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	1,638,948	1,694,202	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	2.264%	12/29/45	370,323	370,858	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	3,616,000	417,618
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.000%	9/15/42	853,114	113,884	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, Q005 A2	3.352%	10/25/33	630,000	618,508
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	73	3
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	2.978%	4/25/24	716,314	728,072	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	3.928%	12/25/27	592,324	604,167	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.179%	4/25/28	2,188,824	2,268,269	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	3.979%	3/25/28	606,112	619,028	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.228%	7/25/28	1,080,000	1,111,097	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.328%	12/25/28	1,360,000	1,386,341	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.448%	11/25/19	$2,761,487	$48,372	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	580,875
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	33	32
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,321,054	162,611
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	1,666,212	176,675
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.561%	11/25/24	1,577,521	1,783,500	(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.232%	12/25/45	67,813	68,085	(a)(b)
GE Business Loan Trust, 2006-2A A (1 mo. USD LIBOR + 0.280%)	0.511%	11/15/34	604,703	593,539	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.583%	8/20/58	738,543	732,944	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.683%	11/20/60	1,943,081	1,945,449	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.733%	2/20/61	651,222	652,453	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.733%	3/20/61	326,724	327,479	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.010%	4/16/53	3,611,952	117,552	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	1.583%	12/20/62	1,269,848	1,267,711	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.651%	4/16/47	9,504,708	371,528	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.960%	6/16/54	5,194,207	282,678	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.904%	8/16/54	4,553,473	215,956	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.657%	5/16/55	5,420,985	236,557	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	6,949,841	330,432	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.876%	1/16/57	4,091,922	225,861	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	252,868	(b)
GS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.718%	9/26/37	979,678	959,428	(a)(b)
GS Mortgage Securities Trust, 2016-GS3 C	3.999%	10/10/49	570,000	563,428	(b)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.479%	1/19/35	223,140	221,835	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	2.405%	5/8/30	570,000	571,979	(a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.061%	5/25/37	1,617,940	1,591,396	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	160,000	167,345	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	90,000	94,612	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.711%	9/15/47	300,000	293,602	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	$1,600,000	$1,550,893	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.453%	7/15/48	654,000	662,979	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	1,860,000	1,901,870
JPMBB Commercial Mortgage Securities Trust, 2015-C31 C	4.617%	8/15/48	740,000	735,055	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C32 D	4.318%	11/15/48	750,000	598,676	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 C	4.512%	3/15/50	290,000	292,554	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,640,000	1,622,218
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C (1 mo. USD LIBOR + 2.350%)	3.600%	8/15/27	400,000	400,622	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.977%	5/15/28	1,020,000	1,015,700	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	540,000	515,847
Madison Avenue Trust, 2017-330M A	3.294%	8/15/34	630,000	620,866	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.388%	2/25/34	344,456	345,647	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	550,000	573,368	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,144,652
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C31 C	4.464%	11/15/49	570,000	559,006	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	520,000	528,536
Morgan Stanley Capital I Trust, 2016-BNK2 A4	3.049%	11/15/49	610,000	589,711
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	511,972
Morgan Stanley Capital I Trust, 2016-UB12 A4	3.596%	12/15/49	530,000	531,643
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.229%	7/25/34	265,980	265,228	(b)
Morgan Stanley Re-remic Trust, 2015-R3 9A2 (1 mo. USD LIBOR + 0.260%)	2.072%	4/26/47	3,517,000	3,324,829	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,379,481	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	540,000	541,356	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	1,341,765	1,347,603	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	1,355,068	1,391,590	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	1,447,128	1,508,994	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	2,465,365	2,576,631	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	42,661	41,034
SACO I Trust, 2007-VA1 A	8.986%	6/25/21	279,125	280,393	(a)(b)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.123%	1/21/70	640,000	641,600	(a)(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.079%	5/10/45	1,732,810	119,888	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.479%	12/10/45	570,000	493,666	(a)(b)
VSD LLC	3.600%	12/25/43	441,044	440,833	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.068%	11/25/34	723,282	713,767	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	600,631	584,175	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	518,220	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	570,000	573,497
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,091,235
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	520,291
Wells Fargo Commercial Mortgage Trust, 2017-C42 A4	3.589%	12/15/50	1,790,000	1,797,451

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7 (1 year Treasury Constant Maturity Rate + 2.490%)	3.503%	8/25/34	$204,589	$211,610	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	520,000	506,982	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.658%	10/15/57	5,904,741	183,746	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $76,569,921)				74,972,291

MORTGAGE-BACKED SECURITIES - 8.3%
FHLMC - 3.6%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-8/1/47	2,550,062	2,629,251
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/13/48	11,100,000	11,086,859	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	3/13/48	12,900,000	13,212,926	(k)

Total FHLMC				26,929,036

FNMA - 3.9%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	1,716	1,798
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.443%)	1.936%	5/1/43	2,625,143	2,690,665	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	1,508,853	1,507,338
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-8/1/47	15,135,693	15,544,029
Federal National Mortgage Association (FNMA)	4.000%	3/13/48-4/12/48	8,700,000	8,904,596	(k)

Total FNMA				28,648,426

GNMA - 0.8%
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	2,083,051	2,038,568
Government National Mortgage Association (GNMA) II	3.000%	3/20/48-4/19/48	4,400,000	4,299,195	(k)

Total GNMA				6,337,763

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $62,689,656)				61,915,225

MUNICIPAL BONDS - 0.1%
VIRGINIA - 0.1%
Virginia State Housing Development Authority Revenue (Cost - $677,798)	6.000%	6/25/34	686,527	720,214

SOVEREIGN BONDS - 4.4%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	502,800

Canada - 0.4%
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,493,255
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,375,780

Total Canada				2,869,035

Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	920,000	994,980
Republic of Colombia, Senior Notes	3.875%	4/25/27	1,210,000	1,180,053

Total Colombia				2,175,033

Indonesia - 0.5%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	253,663	(i)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	$479,000	$529,246	(a)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	200,000	196,567	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	2,730,000	2,829,659	(i)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	200,000	207,301	(a)

Total Indonesia				4,016,436

Kazakhstan - 0.2%
Republic of Kazakhstan, Senior Notes	4.875%	10/14/44	1,270,000	1,295,265	(a)

Kuwait - 0.3%
Kuwait Government International Bonds, Senior Notes	3.500%	3/20/27	2,170,000	2,127,320	(a)

Mexico - 0.9%
United Mexican States, Senior Notes	4.000%	10/2/23	2,530,000	2,582,814
United Mexican States, Senior Notes	3.600%	1/30/25	1,340,000	1,314,540
United Mexican States, Senior Notes	3.750%	1/11/28	530,000	508,402
United Mexican States, Senior Notes	4.750%	3/8/44	2,640,000	2,547,600

Total Mexico				6,953,356

Panama - 0.2%
Republic of Panama, Senior Notes	4.500%	5/15/47	1,240,000	1,265,420

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	207,280
Republic of Peru, Senior Bonds	5.625%	11/18/50	990,000	1,185,525

Total Peru				1,392,805

Poland - 0.4%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,469,276
Republic of Poland, Senior Notes	4.000%	1/22/24	1,870,000	1,938,966

Total Poland				3,408,242

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	800,000	851,175	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	270,275	307,894	(i)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	85,500	97,401	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	208,227	(i)

Total Russia				1,464,697

Saudi Arabia - 0.2%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	1,970,000	1,901,217	(a)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bonds, Senior Notes	2.500%	10/11/22	2,100,000	2,025,215	(a)

Uruguay - 0.2%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	1,240,000	1,290,840

TOTAL SOVEREIGN BONDS (Cost - $33,173,578)				32,687,681

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.0%
U.S. Government Agencies - 2.0%
Federal Home Loan Bank (FHLB), Bonds	2.125%	2/11/20	330,000	328,762
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,097,476
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,364,837
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,743,604

Total U.S. Government Agencies				14,534,679

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 30.0%
U.S. Treasury Bonds	3.750%	11/15/43	$41,900,000	$46,584,289
U.S. Treasury Bonds	3.000%	2/15/47	6,510,000	6,349,284
U.S. Treasury Bonds	3.000%	5/15/47	6,590,000	6,424,092
U.S. Treasury Bonds	2.750%	8/15/47	5,390,000	4,993,961
U.S. Treasury Bonds	2.750%	11/15/47	9,810,000	9,090,919
U.S. Treasury Bonds	3.000%	2/15/48	3,690,000	3,599,191
U.S. Treasury Notes	1.875%	4/30/22	24,090,000	23,406,352
U.S. Treasury Notes	2.000%	10/31/22	840,000	816,506
U.S. Treasury Notes	2.125%	12/31/22	4,370,000	4,266,895
U.S. Treasury Notes	1.625%	5/31/23	20,280,000	19,237,481
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	7,817,837
U.S. Treasury Notes	2.750%	2/15/24	1,950,000	1,951,524
U.S. Treasury Notes	2.125%	3/31/24	23,260,000	22,444,992
U.S. Treasury Notes	2.000%	5/31/24	1,220,000	1,166,649
U.S. Treasury Notes	2.000%	6/30/24	24,710,000	23,610,116
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	4,983,018
U.S. Treasury Notes	2.250%	11/15/24	15,890,000	15,358,368
U.S. Treasury Notes	2.125%	11/30/24	11,970,000	11,476,471
U.S. Treasury Notes	2.250%	12/31/24	6,850,000	6,616,940
U.S. Treasury Notes	2.250%	11/15/27	3,400,000	3,217,250

Total U.S. Government Obligations				223,412,135

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $245,597,961)				237,946,814

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.7%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,290,516	1,409,671
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,183,020	1,118,764
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	760,730	762,862
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,330,662	1,306,942
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,836,428	1,826,946
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	6,651,546	6,449,980

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $12,903,624)				12,875,165

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
Exchange-Traded Purchased Options - 0.1%
Eurodollar 1-Year Mid Curve Futures, Put @ $97.75	3/16/18	177	442,500	162,619
U.S. Treasury 5-Year Notes Futures, Call @ $114.00	3/23/18	91	91,000	28,438
U.S. Treasury 5-Year Notes Futures, Call @ $114.25	3/23/18	202	202,000	42,609
U.S. Treasury 10-Year Notes Futures, Call @ $120.50	3/23/18	45	45,000	16,172
U.S. Treasury 10-Year Notes Futures, Call @ $120.75	3/23/18	138	138,000	38,812
U.S. Treasury 10-Year Notes Futures, Call @ $121.00	3/23/18	56	56,000	12,250

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Exchange-Traded Purchased Options - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $143.00	3/23/18	58	58,000	$82,469
U.S. Treasury Long-Term Bonds Futures, Call @ $143.50	3/23/18	23	23,000	26,594
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00	3/23/18	24	24,000	22,500
U.S. Treasury Long-Term Bonds Futures, Put @ $142.00	3/23/18	33	33,000	20,625

TOTAL PURCHASED OPTIONS (Cost - $345,123)				453,088

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $765,905,337)				749,053,373

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government Agencies - 0.4%
Federal Home Loan Bank (FHLB), Discount Notes	1.466%	5/15/18	$1,240,000	1,235,712	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.508%	6/14/18	1,870,000	1,860,618	(l)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,098,047)				3,096,330

			SHARES
Money Market Funds - 4.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $34,692,864)	1.430%		34,692,864	34,692,864	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $37,790,911)				37,789,194

TOTAL INVESTMENTS - 105.8% (Cost - $803,696,248)				786,842,567

Liabilities in Excess of Other Assets - (5.8)%				(43,477,973)

TOTAL NET ASSETS - 100.0%				$743,364,594

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of February 28, 2018.

(e)	Value is less than $1.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	The maturity principal is currently in default as of February 28, 2018.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2018, the Fund held TBA securities with a total cost of $37,704,620.

(l)	Rate shown represents yield-to-maturity.

(m)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 28, 2018, the total market value of investments in Affiliated Companies was $34,692,864 and the cost was $34,692,864 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	$114.75	414	$414,000	$38,813
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	114.50	165	165,000	23,203
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	115.00	144	144,000	9,000
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	115.25	52	52,000	2,437
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	116.00	78	78,000	1,828
U.S. Treasury 5-Year Notes Futures, Put	3/23/18	114.00	78	78,000	29,859
U.S. Treasury 5-Year Notes Futures, Put	3/23/18	120.00	53	53,000	28,156
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	122.50	166	166,000	7,781
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	152.00	26	26,000	812
U.S. Treasury 10-Year Notes Futures, Call	3/9/18	120.50	24	24,000	4,875
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	121.50	43	43,000	5,375
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	123.50	106	106,000	3,312
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	122.00	39	39,000	3,047
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	122.00	89	89,000	18,078
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	122.50	46	46,000	6,469
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	123.00	149	149,000	30,266
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	124.00	118	118,000	14,750
U.S. Treasury 10-Year Notes Futures, Put	3/23/18	119.50	54	54,000	17,719
U.S. Treasury 10-Year Notes Futures, Put	3/23/18	119.00	52	52,000	9,750
U.S. Treasury 10-Year Notes Futures, Put	4/20/18	118.00	89	89,000	15,297
U.S. Treasury 10-Year Notes Futures, Put	4/20/18	118.50	46	46,000	11,500
U.S. Treasury Long-Term Bonds Futures, Call	3/23/18	145.00	46	46,000	25,875
U.S. Treasury Long-Term Bonds Futures, Call	3/23/18	146.00	44	44,000	15,125
U.S. Treasury Long-Term Bonds Futures, Call	3/23/18	147.00	46	46,000	9,344
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	150.00	13	13,000	5,688
U.S. Treasury Long-Term Bonds Futures, Put	3/23/18	143.00	26	26,000	25,594

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $514,795)					$363,953

At February 28, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	746	12/19	$181,357,818	$181,184,750	$(173,068)
90-Day Eurodollar	432	6/20	105,163,303	104,884,200	(279,103)
90-Day Eurodollar	55	3/21	13,397,412	13,346,438	(50,974)
U.S. Treasury 2-Year Notes	294	6/18	62,479,264	62,465,813	(13,451)
U.S. Treasury 5-Year Notes	1,272	6/18	145,154,482	144,918,563	(235,919)

					(752,515)

Contracts to Sell:
90-Day Eurodollar	590	3/18	145,122,138	144,380,375	741,763
90-Day Eurodollar	956	6/18	233,960,562	233,562,750	397,812
90-Day Eurodollar	45	9/18	11,067,604	10,980,562	87,042
90-Day Eurodollar	193	12/18	47,267,565	47,029,275	238,290
U.S. Treasury 10-Year Notes	352	6/18	42,207,295	42,256,500	(49,205)
U.S. Treasury 10-Year Ultra Long-Term Bonds	56	6/18	7,166,470	7,171,500	(5,030)
U.S. Treasury Long-Term Bonds	589	6/18	84,455,321	84,484,687	(29,366)
U.S. Treasury Ultra Long-Term Bonds	90	6/18	13,963,197	14,028,750	(65,553)

					1,315,753

Net unrealized appreciation on open futures contracts					$563,238

At February 28, 2018, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$17,784,000	5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	$ 31,329	$(389,324)
	38,797,000	5/15/23	3-Month LIBOR quarterly	3-Month U.S. Federal Funds Effective Rate quarterly	(14,334)	24,043
	8,896,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	135,476	743,405
	21,021,000	11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	245,724	(15,667)

Total	$86,498,000				$398,195	$362,457

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION

Markit CDX.NA.IG.29 Index	$20,860,000	12/20/22	1.000% quarterly	$407,980	$429,386	$(21,406)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$102,787,507	$0	*	$102,787,507
Other Corporate Bonds & Notes	—	152,201,705	—		152,201,705
Asset-Backed Securities	—	72,493,683	—		72,493,683
Collateralized Mortgage Obligations	—	74,972,291	—		74,972,291
Mortgage-Backed Securities	—	61,915,225	—		61,915,225
Municipal Bonds	—	720,214	—		720,214
Sovereign Bonds	—	32,687,681	—		32,687,681
U.S. Government & Agency Obligations	—	237,946,814	—		237,946,814
U.S. Treasury Inflation Protected Securities	—	12,875,165	—		12,875,165
Purchased Options	$453,088	—	—		453,088

Total Long-Term Investments	453,088	748,600,285	0	*	749,053,373

Short-Term Investments†	—	37,789,194	—		37,789,194

Total Investments	$453,088	$786,389,479	$0	*	$786,842,567

Other Financial Instruments:
Futures Contracts	1,464,907	—	—		1,464,907
Centrally Cleared Interest Rate Swaps	—	767,448	—		767,448

Total Other Financial Instruments	$1,464,907	$767,448	—		$2,232,355

Total	$1,917,995	$787,156,927	$0	*	$789,074,922

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$363,953	—	—		$363,953
Futures Contracts	901,669	—	—		901,669
Centrally Cleared Interest Rate Swaps	—	$404,991	—		404,991
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	21,406	—		21,406

Total	$1,265,622	$426,397	—		$1,692,019

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2018. The following transactions were effected in shares of such companies for the period ended February 28, 2018.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$251,212,864	251,212,864	$216,520,000	216,520,000	—	$248,902	—	$34,692,864

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2018